May 8, 2008

DREYFUS INSTITUTIONAL RESERVES FUNDS
-Dreyfus Institutional Reserves Money Fund
-Dreyfus Institutional Reserves Government Fund
-Dreyfus Institutional Reserves Treasury Fund
-Dreyfus Institutional Reserves Treasury Prime Fund

Supplement to Prospectus dated March 31, 2008

     The prospectus for each fund is to be used only in connection with the Combined Prospectus/Proxy Statement sent to shareholders of the respective series of BNY Hamilton Funds, Inc. in respect of the proposed reorganization of that fund.

     The following information supersedes and replaces any contrary information contained in the prospectus.

     Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

May 8, 2008

DREYFUS INSTITUTIONAL RESERVES FUNDS
-Dreyfus Institutional Reserves Money Fund
-Dreyfus Institutional Reserves Government Fund
-Dreyfus Institutional Reserves Treasury Fund
-Dreyfus Institutional Reserves Treasury Prime Fund

Supplement to Statement of Additional Information dated March 31, 2008

     The following information supersedes and replaces any contrary information contained in the Statement of Additional Information.

     Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.